Oil and Natural Gas Activities - Additional Information (Detail) - Predecessor	12 Months Ended
Dec. 31, 2016
Minimum
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Evaluation period of oil and natural gas properties (in years)	2 years
Maximum
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Evaluation period of oil and natural gas properties (in years)	5 years